Note 2. Summary of allowance for doubtful accounts (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Note 2. Summary Of Significant Accounting Policies Tables
Beginning balance	$ 117,030	$ 125,987	$ 125,987	$ 56,024
Bad Debt Expense	131,409	60,819	65,327	121,949
Write-offs			(74,284)	(51,986)
Ending Balance	$ 407,776		$ 117,030	$ 125,987